Commitment and Contingencies - Schedule of Unconditional Purchase Obligations (Q3) (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Unrecorded Unconditional Purchase Obligation, Fiscal Year Maturity [Abstract]
2024	$ 2,291	$ 2,597
2025	2,975
Total	$ 5,266	$ 2,597